Schedule of Accounts Receivable Related Party and Allowance for Credit Loss (Details)		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Related Party Transaction [Line Items]
Allowance for credit loss		$ (4,566)			$ (6,170)	$ (6,170)	$ (6,170)
Total		2,700,000				3,600,000
Beginning balance		4,566	$ 6,170	$ 6,170	6,170
Ending balance		4,566	6,170	6,170	6,170
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable related party	[1]	640,754				843,098	961,143
Allowance for credit loss		(640,754)			(971,780)	(843,098)	(961,143)
Total	[1]
Beginning balance		730,469	961,143	971,780	990,941
Balance at beginning of the year		(89,715)	(118,045)	(10,637)	(19,161)
Ending balance		$ 640,754	$ 843,098	$ 961,143	$ 971,780

[1]	Supply construction material to the Joint Venture company. The Company may not be able to collect amounts due under COVID-19’s negative impact to the joint venture’s operation and financial condition, and the Company reserved 100% allowance for credit loss.